RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits Level 3	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits Level 3	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits HEDGE FUNDS	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits HEDGE FUNDS	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits HEDGE FUNDS Level 3	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits HEDGE FUNDS Level 3	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits PRIVATE EQUITY	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits PRIVATE EQUITY	Dec. 31, 2013 U.S. Pension and Postretirement Health Care Benefits PRIVATE EQUITY Level 3	Dec. 31, 2012 U.S. Pension and Postretirement Health Care Benefits PRIVATE EQUITY Level 3	Dec. 31, 2012 U.S. PENSION	Mar. 31, 2011 U.S. PENSION	Dec. 31, 2013 U.S. PENSION	Dec. 31, 2011 U.S. PENSION	Dec. 31, 2012 U.S. PENSION Nalco
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year				$ 1,863.7	$ 1,648.6	$ 203.4	$ 182.8	$ 148.5	$ 134.6	$ 134.6	$ 127.1	$ 54.9	$ 48.2	$ 48.2	$ 41.5			$ 1,633.5	$ 1,352.1
Unrealized gains										13.9	7.5			6.2	1.0
Realized gains														3.6	3.3
Purchases, sales and settlements, net														(3.1)	2.4
Fair value of plan assets, end of year				1,863.7	1,648.6	203.4	182.8	148.5	134.6	148.5	134.6	54.9	48.2	54.9	48.2	1,633.5		1,848.9	1,352.1
Multiemployer Plan
Contributions of Ecolab	0.2	0.5	0.4
Estimated liability arising from withdrawal of plan	4.6	4.7
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2014	169
2015	175
2016	178
2017	185
2018	191
2019-2023	1,101
MEDICAL SUBSIDY RECEIPTS
2014	2
2015	2
Settlement charge																2.4
Required contributions to defined benefit plan in current fiscal year																				38
Contributions to plan																				180
Employer voluntary contribution to defined benefit plan																	$ 100	$ 0